Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments (Textual) [Abstract]
Enhancing guarantee bonus feature period	10 years
High liability value policy withdrawal period	20 years
Policy withdrawal period	1 year
Separate account expiration year	2016
Transfers from Level 1 to Level 2		$ 0
Level 3 [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Separate account assets	$ 1,700	$ 1,700